Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000009527 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class A) — With sales charge
Account Value	[1]	$ 25,667	$ 25,667	$ 25,667	$ 22,759	$ 18,636	$ 21,689	$ 17,357	$ 15,389	$ 12,263	$ 14,178	$ 11,518	$ 9,993	$ 9,525
Average Annual Return, Percent	[1]	7.42%	9.70%	9.88%
C000009527 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class A) — Without sales charge
Average Annual Return, Percent		12.78%	10.76%	10.41%
C000009529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class C) — With CDSC
Average Annual Return, Percent	[2],[3]	10.95%	9.85%	9.71%
C000009529 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class C) — Without CDSC
Account Value	[2]	$ 25,275	$ 25,275	$ 25,275	22,411	18,351	21,529	17,374	15,530	12,475	14,539	11,901	10,405	10,000
Average Annual Return, Percent	[2]	11.85%	9.85%	9.71%
C000009530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Opportunity Fund (Class Y)
Account Value		$ 13,797,198	$ 13,797,198	$ 13,797,198	12,203,255	9,969,517	11,572,072	9,240,498	8,172,776	6,498,762	7,495,674	6,073,422	5,255,898	5,000,000
Average Annual Return, Percent		13.06%	11.03%	10.67%
C000009531 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class A) — With sales charge
Account Value	[4]	$ 10,183	$ 10,183	$ 10,183	9,765	9,400	9,926	10,075	9,908	9,598	9,557	9,537	9,561	9,525
Average Annual Return, Percent	[4]	(0.67%)	(0.42%)	0.18%
C000009531 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class A) — Without sales charge
Average Annual Return, Percent		4.28%	0.55%	0.67%
C000009533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class C) — With CDSC
Average Annual Return, Percent	[5],[6]	2.50%	(0.20%)	0.06%
C000009533 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class C) — Without CDSC
Account Value	[5]	$ 10,064	$ 10,064	$ 10,064	9,650	9,290	9,871	10,095	10,015	9,774	9,805	9,879	9,971	10,000
Average Annual Return, Percent	[5]	3.50%	(0.20%)	0.06%
C000009534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Government Bond Fund (Class Y)
Account Value		$ 5,483,580	$ 5,483,580	$ 5,483,580	5,245,576	5,037,931	5,303,777	5,369,356	5,267,412	5,099,627	5,057,555	5,043,931	5,033,949	5,000,000
Average Annual Return, Percent		4.54%	0.81%	0.93%
C000009539 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class A) — With sales charge
Account Value	[7]	$ 24,989	$ 24,989	$ 24,989	19,290	16,698	18,330	13,943	14,815	11,729	13,296	11,148	9,691	9,525
Average Annual Return, Percent	[7]	23.40%	9.95%	9.59%
C000009539 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class A) — Without sales charge
Average Annual Return, Percent		29.55%	11.01%	10.12%
C000009541 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class C) — With CDSC
Average Annual Return, Percent	[8],[9]	27.52%	10.14%	9.42%
C000009541 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class C) — Without CDSC
Account Value	[8]	$ 24,621	$ 24,621	$ 24,621	19,005	16,451	18,200	13,953	14,940	11,926	13,619	11,505	10,086	10,000
Average Annual Return, Percent	[8]	28.52%	10.14%	9.42%
C000009542 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Financial Fund (Class Y)
Account Value		$ 13,408,724	$ 13,408,724	$ 13,408,724	10,327,974	8,919,404	9,769,616	7,414,975	7,860,295	6,211,712	7,022,562	5,873,668	5,095,533	5,000,000
Average Annual Return, Percent		29.83%	11.26%	10.36%
C000009543 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class A) — With sales charge
Account Value	[10]	$ 19,026	$ 19,026	$ 19,026	16,422	13,353	15,829	12,590	12,019	9,988	10,860	9,334	8,547	9,525
Average Annual Return, Percent	[10]	10.36%	8.56%	6.64%
C000009543 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class A) — Without sales charge
Average Annual Return, Percent		15.86%	9.61%	7.16%
C000009545 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class C) — With CDSC
Average Annual Return, Percent	[11],[12]	14.00%	8.78%	6.49%
C000009545 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class C) — Without CDSC
Account Value	[11]	$ 18,759.46327	$ 18,759.46327	$ 18,759.46327	16,191.52858	13,165.83753	15,725.29453	12,603.48615	12,127.23689	10,158.53042	11,129.22741	9,637.073478	8,895.989747	10,000
Average Annual Return, Percent	[11]	15.00%	8.78%	6.49%
C000009546 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Balanced Fund (Class Y)
Account Value		$ 10,289,362	$ 10,289,362	$ 10,289,362	8,852,910	7,176,890	8,479,818	6,723,338	6,398,138	5,299,933	5,743,162	4,919,106	4,494,719	5,000,000
Average Annual Return, Percent		16.23%	9.96%	7.48%
C000009547 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class A) — With sales charge
Account Value	[13]	$ 15,375	$ 15,375	$ 15,375	14,658	13,271	18,113	12,645	13,779	10,989	11,509	10,627	9,686	9,525
Average Annual Return, Percent	[13]	(0.09%)	1.23%	4.40%
C000009547 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class A) — Without sales charge
Average Annual Return, Percent		4.89%	2.21%	4.90%
C000009549 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class C) — With CDSC
Average Annual Return, Percent	[14],[15]	3.09%	1.40%	4.20%
C000009549 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class C) — Without CDSC
Account Value	[14]	$ 15,095	$ 15,095	$ 15,095	14,391	13,029	17,925	12,615	13,861	11,148	11,773	10,961	10,083	10,000
Average Annual Return, Percent	[14]	4.09%	1.40%	4.20%
C000009550 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Davis Real Estate Fund (Class Y)
Account Value		$ 8,255,647	$ 8,255,647	$ 8,255,647	7,850,022	7,088,082	9,651,150	6,722,877	7,316,157	5,820,744	6,080,451	5,600,531	5,095,806	5,000,000
Average Annual Return, Percent		5.17%	2.44%	5.14%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value		$ 34,256	$ 34,256	$ 34,256	27,401	21,697	26,495	20,586	17,386	13,223	13,828	11,351	10,138	10,000
Average Annual Return, Percent		25.02%	14.51%	13.09%
Bloomberg U S Government 1 3 Year Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government 1-3 Year Bond Index
Account Value		$ 11,476	$ 11,476	$ 11,476	11,031	10,574	10,993	11,059	10,722	10,350	10,190	10,144	10,057	10,000
Average Annual Return, Percent		4.04%	1.37%	1.39%
S And P 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 1500 Index
Account Value		$ 33,322	$ 33,322	$ 33,322	26,883	21,426	26,059	20,288	17,205	13,144	13,830	11,417	10,101	10,000
Average Annual Return, Percent		23.95%	14.12%	12.78%
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Financials Index
Account Value		$ 29,527	$ 29,527	$ 29,527	22,616	20,166	22,539	16,691	16,977	12,849	14,774	12,092	9,847	10,000
Average Annual Return, Percent		30.56%	11.69%	11.42%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 11,432	$ 11,432	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
Wilshire U S Real Estate Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilshire U.S. Real Estate Securities Index
Account Value		$ 17,694	$ 17,694	$ 17,694	$ 16,210	$ 13,952	$ 19,047	$ 13,036	$ 14,161	$ 11,258	$ 11,826	$ 11,280	$ 10,481	$ 10,000
Average Annual Return, Percent		9.15%	4.56%	5.87%

[1]	Reflects 4.75% front-end sales charge.
[2]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[3]	Includes any applicable contingent deferred sales charge (“CDSC”).
[4]	Reflects 4.75% front-end sales charge.
[5]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[6]	Includes any applicable contingent deferred sales charge (“CDSC”).
[7]	Reflects 4.75% front-end sales charge.
[8]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[9]	Includes any applicable contingent deferred sales charge (“CDSC”).
[10]	Reflects 4.75% front-end sales charge.
[11]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[12]	Includes any applicable contingent deferred sales charge (“CDSC”).
[13]	Reflects 4.75% front-end sales charge.
[14]	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
[15]	Includes any applicable contingent deferred sales charge (“CDSC”).